RENTAL PROPERTIES, NET	12 Months Ended
Dec. 31, 2012
Real Estate Investments, Net [Abstract]
RENTAL PROPERTIES, NET
RENTAL PROPERTIES, NET
The Company’s investments in rental properties consisted of the following (in thousands):

	December 31,
	2012	2011
Land	$16,378	$2,131
Building and improvements	102,037	19,223
Furniture, fixtures and equipment	5,871	949
Construction in progress	1,083	—
	125,369	22,303
Less: accumulated depreciation	(4,271)	(711)
	$121,098	$21,592

Depreciation expense for the years ended December 31, 2012 and 2011 was $3.8 million and $646,000, respectively.